UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-677-5341

Signature, Place, and Date of Signing:

     Jeremy Green     San Francisco, CA     August 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $161,941 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALIGN TECHNOLOGY INC           COM              016255101     2307   220000 SH  CALL DEFINED                         220000
ALIGN TECHNOLOGY INC           COM              016255101     4726   450510 SH       DEFINED                         450510
ALLOS THERAPEUTICS INC         COM              019777101    10306  1491512 SH       DEFINED                        1491512
ALTUS PHARMACEUTICALS INC      COM              02216N105     3538   795164 SH       DEFINED                         795164
AUXILIUM PHARMACEUTICALS INC   COM              05334D107     6102   181500 SH       DEFINED                         181500
BIODEL INC                     COM              09064M105     4550   350000 SH       DEFINED                         350000
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     2608    90000 SH  CALL DEFINED                          90000
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    10865   374900 SH       DEFINED                         374900
CARDIOME PHARMA CORP           COM NEW          14159U202     1545   175530 SH       DEFINED                         175530
ENZO BIOCHEM INC               COM              294100102     5072   452042 SH       DEFINED                         452042
EV3 INC                        COM              26928A200     6006   633524 SH       DEFINED                         633524
EXACTECH INC                   COM              30064E109     2571   100000 SH       DEFINED                         100000
ILLUMINA INC                   COM              452327109    13580   155900 SH       DEFINED                         155900
INCYTE CORP                    COM              45337C102     2436   320081 SH       DEFINED                         320081
LEMAITRE VASCULAR INC          COM              525558201     1930   641159 SH       DEFINED                         641159
MASIMO CORP                    COM              574795100     4397   128000 SH       DEFINED                         128000
MEDAREX INC                    COM              583916101     4894   740400 SH       DEFINED                         740400
NMT MED INC                    COM              629294109     1503   322570 SH       DEFINED                         322570
NORTHSTAR NEUROSCIENCE INC     COM              66704V101      798   501992 SH       DEFINED                         501992
NXSTAGE MEDICAL INC            COM              67072V103     4262  1110009 SH       DEFINED                        1110009
NXSTAGE MEDICAL INC            COM              67072V103     1451   377778 SH       DEFINED                         377778
PHARMATHENE INC                COM              71714G102      116    49100 SH       DEFINED                          49100
RESMED INC                     COM              761152107     7702   215500 SH       DEFINED                         215500
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     1265    50000 SH  PUT  DEFINED                          50000
SCHERING PLOUGH CORP           COM              806605101     8319   422500 SH       DEFINED                         422500
TERCICA INC                    COM              88078L105     3222   364920 SH       DEFINED                         364920
THIRD WAVE TECHNOLOGIES INC    COM              88428W108     1924   172441 SH       DEFINED                         172441
THORATEC CORP                  COM NEW          885175307     9013   518297 SH       DEFINED                         518297
TOMOTHERAPY INC                COM              890088107     2099   235085 SH       DEFINED                         235085
WELLCARE HEALTH PLANS INC      COM              94946T106     1446    40000 SH       DEFINED                          40000
WRIGHT MED GROUP INC           COM              98235T107    11019   387859 SH       DEFINED                         387859
WRIGHT MED GROUP INC           COM              98235T107      397    14000 SH  CALL DEFINED                          14000
XENOPORT INC                   COM              98411C100     7246   185662 SH       DEFINED                         185662
ZIMMER HLDGS INC               COM              98956P102    12726   187012 SH       DEFINED                         187012